Investments And Long-Term Receivables (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Dividends received from affiliated companies	$ 12	$ 16	$ 20
Undistributed earnings from affiliates, included in retained earnings	28
Investments in affiliated companies	133	141	155
Brazilian Cokemaking Operations [Member]
Schedule of Investments [Line Items]
Investments in affiliated companies	$ 41	$ 41